Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	102 Months Ended
	May 31, 2016	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000169568
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moerus Worldwide Value Fund - Class N
C000169569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Institutional Class
Without Sales Load [Member] | C000169568
Average Annual Return [Line Items]
Average Annual Return, Percent		26.88%	11.83%	8.59%
Without Sales Load [Member] | C000169569
Average Annual Return [Line Items]
Average Annual Return, Percent		27.13%	12.11%	8.86%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent		26.12%	11.36%	11.33%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent		26.12%	11.36%	11.33%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		13.03%	5.40%	6.58%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		13.03%	5.40%	6.58%